Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STERLING CAPITAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 01, 2013
Supplement [Text Block]	scf_SupplementTextBlock

STERLING CAPITAL SMALL VALUE FUND

SUPPLEMENT DATED JUNE 3, 2013 TO THE

STERLING CAPITAL FUNDS CLASS A, CLASS B AND CLASS C SHARES

PROSPECTUS AND INSTITUTIONAL AND CLASS R SHARES PROSPECTUS,

EACH DATED FEBRUARY 1, 2013, AS AMENDED

This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Sterling Capital Funds' Class A, Class B and Class C Shares Prospectus (the "Retail Prospectus") and Institutional and Class R Shares Prospectus (the "Institutional Prospectus"), each dated February 1, 2013, as amended, with respect to the Sterling Capital Small Value Fund.

Change in Fund Name

Effective immediately, the Sterling Capital Small Value Fund will be renamed the Sterling Capital Small Cap Value Diversified Fund (the "Fund"). All references in the Prospectus to the Sterling Capital Small Value Fund should be construed to refer to the Fund.

Change in Investment Strategies

Effective immediately, the second and third paragraph of the "Principal Strategy" section of the Fund will be replaced with the following:

Principal Strategy

Sterling Capital Management LLC ("Sterling Capital") applies "behavioral finance" principles in the construction of the Fund's portfolio. Behavioral finance theorizes that investment decisions are often influenced by emotion, and that investors can be predictable (and, at times, irrational) in their decision making. These emotionally charged investment decisions can lead to stock price anomalies that create buying opportunities in the marketplace. Sterling Capital seeks to capitalize on these behaviorally driven market anomalies by employing a disciplined investment process that ranks companies in the Fund's investment universe based on a number of factors, such as valuation, price momentum and earnings revisions, and also takes into account such factors as liquidity and sector exposure to construct a diversified portfolio. Sterling Capital considers selling a security when the security's ranking becomes less attractive and/or in light of liquidity, sector exposure or diversification considerations.

Sterling Capital Small Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	scf_SupplementTextBlock

STERLING CAPITAL SMALL VALUE FUND

SUPPLEMENT DATED JUNE 3, 2013 TO THE

STERLING CAPITAL FUNDS CLASS A, CLASS B AND CLASS C SHARES

PROSPECTUS AND INSTITUTIONAL AND CLASS R SHARES PROSPECTUS,

EACH DATED FEBRUARY 1, 2013, AS AMENDED

This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Sterling Capital Funds' Class A, Class B and Class C Shares Prospectus (the "Retail Prospectus") and Institutional and Class R Shares Prospectus (the "Institutional Prospectus"), each dated February 1, 2013, as amended, with respect to the Sterling Capital Small Value Fund.

Change in Fund Name

Effective immediately, the Sterling Capital Small Value Fund will be renamed the Sterling Capital Small Cap Value Diversified Fund (the "Fund"). All references in the Prospectus to the Sterling Capital Small Value Fund should be construed to refer to the Fund.

Change in Investment Strategies

Effective immediately, the second and third paragraph of the "Principal Strategy" section of the Fund will be replaced with the following:

Principal Strategy

Sterling Capital Management LLC ("Sterling Capital") applies "behavioral finance" principles in the construction of the Fund's portfolio. Behavioral finance theorizes that investment decisions are often influenced by emotion, and that investors can be predictable (and, at times, irrational) in their decision making. These emotionally charged investment decisions can lead to stock price anomalies that create buying opportunities in the marketplace. Sterling Capital seeks to capitalize on these behaviorally driven market anomalies by employing a disciplined investment process that ranks companies in the Fund's investment universe based on a number of factors, such as valuation, price momentum and earnings revisions, and also takes into account such factors as liquidity and sector exposure to construct a diversified portfolio. Sterling Capital considers selling a security when the security's ranking becomes less attractive and/or in light of liquidity, sector exposure or diversification considerations.